UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-10371

LORD ABBETT EQUITY TRUST

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Brooke A. Fapohunda, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 7/31

Date of reporting period: 10/31/2016

Item 1:	Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT EQUITY TRUST - CALIBRATED LARGE CAP VALUE FUND October 31, 2016

Investments	Shares	Fair Value (000)
COMMON STOCKS 99.29%

Aerospace & Defense 1.63%

Orbital ATK, Inc.	32,700	$2,431
Raytheon Co.	14,800	2,022
United Technologies Corp.	23,100	2,361
Total		6,814

Airlines 0.82%

Delta Air Lines, Inc.	40,400	1,688
JetBlue Airways Corp.*	97,900	1,711
Total		3,399

Auto Components 0.11%

Adient plc (Ireland)*(a)	9,980	454

Automobiles 0.87%

Ford Motor Co.	309,100	3,629

Banks 11.67%

BB&T Corp.	119,600	4,688
CIT Group, Inc.	34,300	1,246
Citigroup, Inc.	251,600	12,366
Citizens Financial Group, Inc.	250,900	6,609
Fifth Third Bancorp	228,000	4,961
JPMorgan Chase & Co.	201,800	13,977
KeyCorp	106,000	1,497
Wells Fargo & Co.	71,700	3,299
Total		48,643

Beverages 0.81%

Coca-Cola Co. (The)	50,000	2,120
PepsiCo, Inc.	11,600	1,244
Total		3,364

Building Products 0.96%

Johnson Controls International plc	99,800	4,024

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT EQUITY TRUST - CALIBRATED LARGE CAP VALUE FUND October 31, 2016

Investments	Shares	Fair Value (000)
Capital Markets 2.68%

Ameriprise Financial, Inc.	21,600	$1,909
BlackRock, Inc.	12,700	4,334
Invesco Ltd.	174,800	4,910
Total		11,153

Chemicals 1.62%

Celanese Corp. Series A	37,100	2,705
Huntsman Corp.	239,300	4,056
Total		6,761

Communications Equipment 3.50%

Cisco Systems, Inc.	336,000	10,308
Juniper Networks, Inc.	124,700	3,285
Motorola Solutions, Inc.	13,800	1,002
Total		14,595

Consumer Finance 3.92%

American Express Co.	43,100	2,863
Capital One Financial Corp.	101,900	7,544
Discover Financial Services	86,900	4,895
Navient Corp.	80,200	1,025
Total		16,327

Containers & Packaging 0.67%

International Paper Co.	61,600	2,774

Diversified Financial Services 1.93%

Berkshire Hathaway, Inc. Class B*	32,400	4,675
Voya Financial, Inc.	109,900	3,358
Total		8,033

Diversified Telecommunication Services 3.77%

AT&T, Inc.	222,600	8,190
Frontier Communications Corp.	816,400	3,282
Verizon Communications, Inc.	88,200	4,242
Total		15,714

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT EQUITY TRUST - CALIBRATED LARGE CAP VALUE FUND October 31, 2016

Investments	Shares	Fair Value (000)
Electric: Utilities 4.06%

Edison International	41,800	$3,071
NextEra Energy, Inc.	10,700	1,370
PG&E Corp.	126,900	7,883
PPL Corp.	133,700	4,591
Total		16,915

Electrical Equipment 1.56%

Eaton Corp. plc	74,200	4,732
Hubbell, Inc.	16,800	1,756
Total		6,488

Energy Equipment & Services 2.07%

National Oilwell Varco, Inc.	17,600	565
Rowan Cos., plc Class A	167,500	2,222
Schlumberger Ltd.	74,700	5,844
Total		8,631

Food & Staples Retailing 2.60%

Wal-Mart Stores, Inc.	46,400	3,249
Walgreens Boots Alliance, Inc.	91,500	7,570
Total		10,819

Food Products 1.66%

ConAgra Foods, Inc.	17,500	843
Kraft Heinz Co. (The)	17,000	1,512
Tyson Foods, Inc. Class A	64,300	4,556
Total		6,911

Gas Utilities 0.70%

Atmos Energy Corp.	39,300	2,924

Health Care Equipment & Supplies 0.87%

Medtronic plc (Ireland)(a)	44,200	3,625

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT EQUITY TRUST - CALIBRATED LARGE CAP VALUE FUND October 31, 2016

Investments	Shares	Fair Value (000)
Health Care Providers & Services 2.55%

Anthem, Inc.	35,000	$4,265
Cardinal Health, Inc.	50,700	3,483
Centene Corp.*	29,500	1,843
UnitedHealth Group, Inc.	7,300	1,032
Total		10,623

Household Durables 1.25%

Whirlpool Corp.	34,800	5,214

Household Products 2.54%

Kimberly-Clark Corp.	22,900	2,620
Procter & Gamble Co. (The)	91,600	7,951
Total		10,571

Independent Power and Renewable Electricity Producer 0.42%

AES Corp.	149,000	1,754

Industrial Conglomerates 2.54%

General Electric Co.	363,298	10,572

Information Technology Services 1.63%

Computer Sciences Corp.	43,400	2,363
Fidelity National Information Services, Inc.	23,000	1,700
International Business Machines Corp.	17,650	2,713
Total		6,776

Insurance 4.06%

Allstate Corp. (The)	95,300	6,471
AmTrust Financial Services, Inc.	32,600	860
Arch Capital Group Ltd.*	33,300	2,596
Prudential Financial, Inc.	22,900	1,942
Reinsurance Group of America, Inc.	46,700	5,037
Total		16,906

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT EQUITY TRUST - CALIBRATED LARGE CAP VALUE FUND October 31, 2016

Investments	Shares	Fair Value (000)
Life Sciences Tools & Services 0.86%

Thermo Fisher Scientific, Inc.	24,400	$3,588

Machinery 1.46%

Cummins, Inc.	47,500	6,071

Media 0.26%

Twenty-First Century Fox, Inc. Class A	40,900	1,074

Metals & Mining 0.90%

Steel Dynamics, Inc.	136,500	3,748

Multi-Line Retail 1.51%

Target Corp.	91,700	6,303

Multi-Utilities 0.85%

Dominion Resources, Inc.	28,300	2,128
SCANA Corp.	19,300	1,416
Total		3,544

Oil, Gas & Consumable Fuels 11.07%

Anadarko Petroleum Corp.	40,900	2,431
Chevron Corp.	152,600	15,985
ConocoPhillips	128,700	5,592
Devon Energy Corp.	106,700	4,043
Exxon Mobil Corp.	124,900	10,407
Kinder Morgan, Inc.	118,600	2,423
Valero Energy Corp.	74,600	4,419
Williams Cos., Inc. (The)	28,500	832
Total		46,132

Pharmaceuticals 7.01%

Johnson & Johnson	87,600	10,161
Mallinckrodt plc*	11,700	693
Merck & Co., Inc.	95,300	5,596
Pfizer, Inc.	401,900	12,744
Total		29,194

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT EQUITY TRUST - CALIBRATED LARGE CAP VALUE FUND October 31, 2016

Investments	Shares	Fair Value (000)
Real Estate Investment Trusts 4.98%

AvalonBay Communities, Inc.	25,000	$4,279
Communications Sales & Leasing, Inc.	105,626	3,003
General Growth Properties, Inc.	147,900	3,690
Healthcare Trust of America, Inc. Class A	79,600	2,436
Highwoods Properties, Inc.	44,100	2,189
Prologis, Inc.	50,200	2,618
Regency Centers Corp.	11,200	807
Starwood Property Trust, Inc.	40,000	890
UDR, Inc.	24,600	860
Total		20,772

Road & Rail 0.31%

CSX Corp.	42,900	1,309

Semiconductors & Semiconductor Equipment 4.21%

Applied Materials, Inc.	124,900	3,632
Intel Corp.	181,000	6,312
QUALCOMM, Inc.	110,700	7,607
Total		17,551

Software 0.96%

Microsoft Corp.	45,400	2,720
Oracle Corp.	33,800	1,299
Total		4,019

Tobacco 0.80%

Altria Group, Inc.	13,300	879
Philip Morris International, Inc.	25,300	2,440
Total		3,319

Trading Companies & Distributors 0.64%

Air Lease Corp.	87,800	2,657

Total Common Stocks (cost $419,348,691)		413,694

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT EQUITY TRUST - CALIBRATED LARGE CAP VALUE FUND October 31, 2016

Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENT 0.79%

Repurchase Agreement

Repurchase Agreement dated 10/31/2016, 0.03% due 11/1/2016 with Fixed Income Clearing Corp. collateralized by $2,740,000 of U.S. Treasury Bond at 3.625% due 8/15/2043; value: $3,342,800; proceeds: $3,276,236 (cost $3,276,233)	$3,276	$3,276

Total Investments in Securities 100.08% (cost $422,624,924)		416,970

Liabilities in Excess of Other Assets(b) (0.08)%		(341)

Net Assets 100.00%		$416,629

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	Liabilities in Excess of Other Assets include net unrealized depreciation on futures contracts as follows:

Open Futures Contracts at October 31, 2016:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Depreciation
E-Mini S&P 500 Index	December 2016	22	Long	$2,332,110	$(25,182)

The following is a summary of the inputs used as of October 31, 2016 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$413,694	$—	$—	$413,694
Repurchase Agreement	—	3,276	—	3,276
Total	$413,694	$3,276	$—	$416,970
Other Financial Instruments
Futures Contracts
Assets	$—	$—	$—	$—
Liabilities	(25)	—	—	(25)
Total	$(25)	$—	$—	$(25)

(1)	Refer to Note 2(e) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended October 31, 2016.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT EQUITY TRUST - CALIBRATED MID CAP VALUE FUND October 31, 2016

Investments	Shares	Fair Value (000)
COMMON STOCKS 99.35%

Aerospace & Defense 2.65%

BWX Technologies, Inc.	162,500	$6,373
Huntington Ingalls Industries, Inc.	41,500	6,697
Orbital ATK, Inc.	134,000	9,964
Total		23,034

Airlines 0.77%

JetBlue Airways Corp.*	382,000	6,677

Auto Components 0.15%

Adient plc (Ireland)*,(a)	29,420	1,339

Banks 7.19%

CIT Group, Inc.	124,400	4,519
Citizens Financial Group, Inc.	689,400	18,159
Fifth Third Bancorp	865,000	18,822
KeyCorp	229,000	3,234
M&T Bank Corp.	145,300	17,833
Total		62,567

Building Products 1.36%

Johnson Controls International plc	294,200	11,862

Capital Markets 3.56%

Affiliated Managers Group, Inc.*	21,100	2,799
Ameriprise Financial, Inc.	52,600	4,649
E*TRADE Financial Corp.*	270,700	7,623
Invesco Ltd.	565,600	15,888
Total		30,959

Chemicals 2.82%

Celanese Corp. Series A	155,100	11,310
Huntsman Corp.	782,288	13,260
Total		24,570

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT EQUITY TRUST - CALIBRATED MID CAP VALUE FUND October 31, 2016

Investments	Shares	Fair Value (000)
Commercial Services & Supplies 1.81%

KAR Auction Services, Inc.	290,900	$12,386
Pitney Bowes, Inc.	191,300	3,413
Total		15,799

Communications Equipment 2.12%

Juniper Networks, Inc.	344,200	9,066
Motorola Solutions, Inc.	129,400	9,392
Total		18,458

Construction Materials 0.43%

Vulcan Materials Co.	32,700	3,702

Containers & Packaging 1.49%

International Paper Co.	243,000	10,942
WestRock Co.	44,000	2,033
Total		12,975

Distributors 0.25%

Genuine Parts Co.	24,100	2,183

Diversified Telecommunication Services 1.18%

CenturyLink, Inc.	184,700	4,909
Frontier Communications Corp.	1,339,800	5,386
Total		10,295

Electric: Utilities 4.79%

Edison International	240,900	17,701
FirstEnergy Corp.	320,200	10,980
Great Plains Energy, Inc.	227,200	6,462
PPL Corp.	83,250	2,859
Xcel Energy, Inc.	89,200	3,706
Total		41,708

Electrical Equipment 0.41%

Hubbell, Inc.	33,800	3,533

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT EQUITY TRUST - CALIBRATED MID CAP VALUE FUND October 31, 2016

Investments	Shares	Fair Value (000)
Electronic Equipment, Instruments & Components 0.60%

Jabil Circuit, Inc.	246,400	$5,258

Energy Equipment & Services 2.21%

National Oilwell Varco, Inc.	189,900	6,096
Rowan Cos., plc Class A	584,200	7,752
Superior Energy Services, Inc.	383,600	5,432
Total		19,280

Equity Real Estate Investment Trusts 14.35%

Alexandria Real Estate Equities, Inc.	100,000	10,781
American Homes 4 Rent Class A	159,800	3,373
AvalonBay Communities, Inc.	38,200	6,539
Boston Properties, Inc.	34,500	4,157
Camden Property Trust	108,300	8,820
Communications Sales & Leasing, Inc.*	236,898	6,735
Essex Property Trust, Inc.	10,500	2,248
General Growth Properties, Inc.	434,400	10,838
HCP, Inc.	140,600	4,816
Healthcare Trust of America, Inc. Class A	259,000	7,925
Highwoods Properties, Inc.	111,700	5,544
Host Hotels & Resorts, Inc.	262,100	4,057
Kimco Realty Corp.	391,700	10,423
Mid-America Apartment Communities, Inc.	77,400	7,179
Prologis, Inc.	293,100	15,288
Realty Income Corp.	57,600	3,412
Regency Centers Corp.	73,400	5,290
Starwood Property Trust, Inc.	110,100	2,449
UDR, Inc.	51,300	1,794
Welltower, Inc.	47,300	3,241
Total		124,909

Food Products 3.15%

Bunge Ltd.	85,200	5,283
ConAgra Foods, Inc.	55,800	2,689
J.M. Smucker Co. (The)	32,300	4,241
Pilgrim’s Pride Corp.	171,200	3,739
Tyson Foods, Inc. Class A	161,700	11,457
Total		27,409

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT EQUITY TRUST - CALIBRATED MID CAP VALUE FUND October 31, 2016

Investments	Shares	Fair Value (000)
Gas Utilities 0.69%

Atmos Energy Corp.	80,600	$5,996

Health Care Equipment & Supplies 0.49%

Zimmer Biomet Holdings, Inc.	40,500	4,269

Health Care Providers & Services 1.88%

Centene Corp.*	29,200	1,824
Cigna Corp.	40,700	4,836
Quest Diagnostics, Inc.	119,200	9,708
Total		16,368

Hotels, Restaurants & Leisure 1.81%

Aramark	83,100	3,094
Marriott International, Inc. Class A	58,400	4,012
Norwegian Cruise Line Holdings Ltd.*	65,800	2,557
Wynn Resorts Ltd.	64,100	6,061
Total		15,724

Household Durables 1.95%

Toll Brothers, Inc.*	116,200	3,189
Whirlpool Corp.	92,300	13,828
Total		17,017

Independent Power and Renewable Electricity Producer 1.32%

AES Corp.	975,400	11,481

Information Technology Services 2.18%

Computer Sciences Corp.	88,100	4,797
Fidelity National Information Services, Inc.	94,200	6,963
Leidos Holdings, Inc.	174,600	7,258
Total		19,018

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT EQUITY TRUST - CALIBRATED MID CAP VALUE FUND October 31, 2016

Investments	Shares	Fair Value (000)
Insurance 7.52%

Allied World Assurance Co. Holdings AG (Switzerland)(a)	62,700	$2,695
AmTrust Financial Services, Inc.	243,300	6,421
Axis Capital Holdings Ltd.	134,900	7,685
Everest Re Group Ltd.	46,700	9,505
Lincoln National Corp.	210,700	10,343
Principal Financial Group, Inc.	103,100	5,629
Reinsurance Group of America, Inc.	40,498	4,368
Validus Holdings Ltd.	58,300	2,979
XL Group Ltd.	455,600	15,809
Total		65,434

Life Sciences Tools & Services 0.28%

PerkinElmer, Inc.	48,100	2,448

Machinery 3.64%

Crane Co.	73,800	5,019
Dover Corp.	69,000	4,616
Ingersoll-Rand plc (Ireland)(a)	91,800	6,177
Pentair plc (United Kingdom)(a)	121,000	6,671
Stanley Black & Decker, Inc.	60,400	6,876
Timken Co. (The)	71,500	2,363
Total		31,722

Media 0.71%

TEGNA, Inc.	315,400	6,188

Metals & Mining 1.40%

Newmont Mining Corp.	98,800	3,659
Steel Dynamics, Inc.	310,700	8,532
Total		12,191

Multi-Line Retail 1.30%

Kohl’s Corp.	133,300	5,832
Macy’s, Inc.	149,700	5,462
Total		11,294

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT EQUITY TRUST - CALIBRATED MID CAP VALUE FUND October 31, 2016

Investments	Shares	Fair Value (000)
Multi-Utilities 4.86%

Consolidated Edison, Inc.	119,400	$9,021
Public Service Enterprise Group, Inc.	263,900	11,105
SCANA Corp.	161,246	11,829
Sempra Energy	96,900	10,378
Total		42,333

Oil, Gas & Consumable Fuels 7.21%

Cheniere Energy, Inc.*	86,500	3,261
Cimarex Energy Co.	89,700	11,583
Continental Resources, Inc.*	144,700	7,077
EQT Corp.	87,900	5,802
Hess Corp.	175,700	8,428
Marathon Oil Corp.	355,700	4,688
Marathon Petroleum Corp.	183,800	8,012
Murphy Oil Corp.	113,200	2,929
Pioneer Natural Resources Co.	53,300	9,542
Whiting Petroleum Corp.*	170,900	1,408
Total		62,730

Pharmaceuticals 1.28%

Mallinckrodt plc*	188,200	11,153

Real Estate Management & Development 0.27%

Realogy Holdings Corp.	102,100	2,337

Road & Rail 1.50%

Kansas City Southern	77,300	6,784
Ryder System, Inc.	89,900	6,238
Total		13,022

Semiconductors & Semiconductor Equipment 2.15%

NVIDIA Corp.	62,600	4,455
ON Semiconductor Corp.*	1,224,900	14,294
Total		18,749

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT EQUITY TRUST - CALIBRATED MID CAP VALUE FUND October 31, 2016

Investments	Shares	Fair Value (000)
Software 1.66%

Activision Blizzard, Inc.	136,700	$5,901
CA, Inc.	277,700	8,537
Total		14,438

Specialty Retail 1.78%

Best Buy Co., Inc.	141,100	5,490
Dick’s Sporting Goods, Inc.	63,300	3,523
Murphy USA, Inc.*	43,600	2,999
Penske Automotive Group, Inc.	76,900	3,441
Total		15,453

Technology Hardware, Storage & Peripherals 0.71%

NetApp, Inc.	182,600	6,197

Textiles, Apparel & Luxury Goods 0.64%

Coach, Inc.	156,400	5,613

Trading Companies & Distributors 0.83%

Air Lease Corp.	239,300	7,241

Total Common Stocks (cost $891,901,388)		864,933

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT EQUITY TRUST - CALIBRATED MID CAP VALUE FUND October 31, 2016

Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENT 0.46%

Repurchase Agreement

Repurchase Agreement dated 10/31/2016, 0.03% due 11/1/2016 with Fixed Income Clearing Corp. collateralized by $3,375,000 of U.S. Treasury Bond at 3.625% due 8/15/2043; value: $4,117,500; proceeds: $4,035,214 (cost $4,035,211)	$4,035	$4,035

Total Investments in Securities 99.81% (cost $895,936,599)		868,968

Other Assets in Excess of Liabilities(b) 0.19%		1,640

Net Assets 100.00%		$870,608

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	Other Assets in Excess of Liabilities include net unrealized depreciation on futures contracts as follows:

Open Futures Contracts at October 31, 2016:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Depreciation
E-Mini S&P 500 Index	December 2016	47	Long	$4,982,235	$(52,083)

The following is a summary of the inputs used as of October 31, 2016 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$864,933	$—	$—	$864,933
Repurchase Agreement	—	4,035	—	4,035
Total	$864,933	$4,035	$—	$868,968
Other Financial Instruments
Futures Contracts
Assets	$—	$—	$—	$—
Liabilities	(52)	—	—	(52)
Total	$(52)	$—	$—	$(52)

(1)	Refer to Note 2(e) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended October 31, 2016.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

Lord Abbett Equity Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Trust was formed on May 1, 2001 and is organized as a Delaware statutory trust. The Trust consists of the following two funds (each, a “Fund” and collectively, the “Funds”): Lord Abbett Calibrated Large Cap Value Fund (“Calibrated Large Cap Value Fund”) and Lord Abbett Calibrated Mid Cap Value Fund (“Calibrated Mid Cap Value Fund”).

The investment objective of each Fund is total return.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Under procedures approved by the Funds’ Board of Trustees (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Funds’ investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. Each Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Exchange traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)	Futures Contracts-Each Fund may purchase and sell index futures contracts to manage cash or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by a Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. Each Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(d)	Repurchase Agreements-Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

Notes to Schedule of Investments (unaudited)(concluded)

(e)	Fair Value Measurements-Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 - unadjusted quoted prices in active markets for identical investments;
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
•	Level 3 - significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of October 31, 2016 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the period then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3. FEDERAL TAX INFORMATION

As of October 31, 2016, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Calibrated Large Cap Value Fund	Calibrated Mid Cap Value Fund
Tax cost	$426,519,629	$909,658,465
Gross unrealized gain	18,681,053	45,446,707
Gross unrealized loss	(28,230,982)	(86,137,339)
Net unrealized security loss	$(9,549,929)	$(40,690,632)

The difference between book-basis and tax basis unrealized gains (losses) is attributable to the tax treatment of wash sales.

4. DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Each Fund entered into E-Mini S&P 500 Index futures contracts for the period ended October 31, 2016 (as described in note 2(c)) to manage cash. The Funds bear the risk that the underlying index will move unexpectedly, in which case each Fund may realize a loss. There is minimal counterparty credit risk to each Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

As of October 31, 2016, Calibrated Large Cap Value Fund and Calibrated Mid Cap Value Fund had index futures contracts with a cumulative unrealized depreciation of $25,182 and $52,083, respectively, which is included on the Schedule of Investments.

Item 2:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:	Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT EQUITY TRUST

	By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: December 22, 2016

	By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: December 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

	By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: December 22, 2016

	By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: December 22, 2016